Prepaid expenses and other assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current:
Guarantee deposits		$ 14,333	¥ 99,785	¥ 116,535
Amounts due from third-party payment platforms	[1]	5,194	36,160	85,127
Prepaid rental and deposits		7,514	52,309	49,893
Others		36,352	253,078	308,610
Total		63,393	441,332	560,165
Non-current:
Guarantee deposits		0	0	2,000
Prepaid rental and deposits		1,700	11,836	5,606
Others		1,665	11,593	0
Total		$ 3,365	¥ 23,429	¥ 7,606

[1]	6. Prepaid expenses and other assetsAs of December 31, 20182019 RMB RMB US$Current:Guarantee deposits (i) 116,535 99,785 14,333Amounts due from third-party payment platforms (ii) 85,127 36,160 5,194Prepaid rental and deposits 49,893 52,309 7,514Others 308,610 253,078 36,352Total 560,165 441,332 63,393Non-current: Guarantee deposits 2,000 — —Prepaid rental and deposits 5,606 11,836 1,700Others — 11,593 1,665Total 7,606 23,429 3,365Guarantee deposits are mainly deposits paid to institutional funding partners for cooperation with these funding partners.Amount due from third-party payment platforms are mainly restricted cash held by third-party payment platform that belong to the borrowers and online investors as of December 31, 2018 and 2019.